Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (2.3%)
*	Iridium Communications Inc.	106,962	3,432
*	Vonage Holdings Corp.	223,920	2,880
	Shenandoah Telecommunications Co.	38,689	1,719
	Meredith Corp.	71,147	1,448
*	Cincinnati Bell Inc.	89,398	1,360
	Scholastic Corp.	52,752	1,251
	ATN International Inc.	19,467	953
*	Consolidated Communications Holdings Inc.	129,006	722
	EW Scripps Co. Class A	53,524	683
*	Gannett Co. Inc.	228,943	650
	Marcus Corp.	40,994	481
	Spok Holdings Inc.	30,979	305
*	AMC Networks Inc. Class A	6,456	213
			16,097
Consumer Discretionary (16.9%)
*	Capri Holdings Ltd.	265,195	9,383
[1]	Macy's Inc.	547,244	5,587
	Bed Bath & Beyond Inc.	222,319	4,660
	Wolverine World Wide Inc.	144,409	4,168
	Brinker International Inc.	79,488	3,983
	Group 1 Automotive Inc.	30,267	3,596
	Cooper Tire & Rubber Co.	88,741	3,526
	Kontoor Brands Inc.	82,596	3,442
	Big Lots Inc.	62,971	3,254
*	Tupperware Brands Corp.	86,646	2,916
	Signet Jewelers Ltd.	92,327	2,797
[1]	Cheesecake Factory Inc.	73,768	2,765
	ODP Corp.	92,895	2,663
*	Meritage Homes Corp.	28,522	2,571
*	Stamps.com Inc.	13,643	2,557
	Core-Mark Holding Co. Inc.	79,535	2,481
*	Sally Beauty Holdings Inc.	199,045	2,289
	Abercrombie & Fitch Co. Class A	110,017	2,282
*	Dorman Products Inc.	23,429	2,164
*	iRobot Corp.	27,548	2,161
*	Vista Outdoor Inc.	102,430	2,113
	Sturm Ruger & Co. Inc.	30,866	1,890
*	Asbury Automotive Group Inc.	16,668	1,880
	Sonic Automotive Inc. Class A	42,609	1,720
*	Gentherm Inc.	29,952	1,703
	Oxford Industries Inc.	29,479	1,645

		Shares	Market Value ($000)
	Standard Motor Products Inc.	35,482	1,642
*	American Axle & Manufacturing Holdings Inc.	199,805	1,590
*,1	GameStop Corp. Class A	95,954	1,589
	La-Z-Boy Inc.	42,195	1,563
*	G-III Apparel Group Ltd.	76,265	1,553
*	Lumber Liquidators Holdings Inc.	50,892	1,470
	BJ's Restaurants Inc.	39,287	1,298
*	Michaels Cos. Inc.	130,026	1,286
*	MarineMax Inc.	38,146	1,253
	Monro Inc.	25,829	1,214
*	Century Communities Inc.	26,614	1,184
	Guess? Inc.	66,184	1,111
	Children's Place Inc.	25,729	1,106
*	M/I Homes Inc.	23,676	1,076
*	Cooper-Standard Holdings Inc.	29,804	1,011
	Dave & Buster's Entertainment Inc.	36,065	913
*	Fossil Group Inc.	82,612	876
	Haverty Furniture Cos. Inc.	30,538	831
	Designer Brands Inc. Class A	103,829	820
*	American Public Education Inc.	26,128	811
	Caleres Inc.	68,489	806
	Bloomin' Brands Inc.	45,076	789
*	Genesco Inc.	24,735	776
*	Perdoceo Education Corp.	68,402	776
	Ethan Allen Interiors Inc.	38,253	699
*	Motorcar Parts of America Inc.	33,375	671
*	Hibbett Sports Inc.	13,790	568
*	Red Robin Gourmet Burgers Inc.	27,460	552
	Shoe Carnival Inc.	15,099	552
	PetMed Express Inc.	17,076	524
	Buckle Inc.	18,810	504
	Movado Group Inc.	29,398	498
*	Monarch Casino & Resort Inc.	8,815	487
*	Unifi Inc.	26,558	402
*	Conn's Inc.	34,214	379
*	Regis Corp.	42,586	362
*	Fiesta Restaurant Group Inc.	30,487	358
*	Vera Bradley Inc.	38,699	328
*	America's Car-Mart Inc.	3,129	327
	Chico's FAS Inc.	209,491	316
	Ruth's Hospitality Group Inc.	19,572	305
	Cato Corp. Class A	36,209	292
*	El Pollo Loco Holdings Inc.	15,454	242
*	Liquidity Services Inc.	22,989	219
*	Barnes & Noble Education Inc.	53,495	194
			116,319
Consumer Staples (3.6%)
	B&G Foods Inc.	113,189	3,134
*	Cal-Maine Foods Inc.	65,518	2,564
*	Central Garden & Pet Co. Class A	68,808	2,538
	Universal Corp.	43,190	1,966
	PriceSmart Inc.	23,008	1,870
*	United Natural Foods Inc.	96,471	1,664
*	USANA Health Sciences Inc.	21,125	1,588
	Fresh Del Monte Produce Inc.	53,437	1,357
*	Chefs' Warehouse Inc.	57,334	1,321
	Andersons Inc.	54,136	1,231
	SpartanNash Co.	63,207	1,193

		Shares	Market Value ($000)
*,1	National Beverage Corp.	10,693	1,048
	Calavo Growers Inc.	12,905	925
	Vector Group Ltd. Class B	80,801	908
*	Central Garden & Pet Co.	16,850	675
	MGP Ingredients Inc.	12,962	565
*	Seneca Foods Corp. Class A	11,921	499
			25,046
Energy (5.0%)
	Helmerich & Payne Inc.	189,561	4,316
*	Renewable Energy Group Inc.	69,308	4,025
*	Southwestern Energy Co.	1,139,145	3,543
	Range Resources Corp.	451,714	3,298
	Archrock Inc.	226,548	1,760
*	Dril-Quip Inc.	61,828	1,757
*	PDC Energy Inc.	86,071	1,439
	Patterson-UTI Energy Inc.	330,442	1,424
	PBF Energy Inc. Class A	169,563	1,231
*	Oceaneering International Inc.	175,061	1,063
	Core Laboratories NV	47,841	1,051
*	Bristow Group Inc.	41,698	928
*	Green Plains Inc.	59,096	873
*	ProPetro Holding Corp.	142,578	823
	SM Energy Co.	187,728	794
*	Bonanza Creek Energy Inc.	32,807	724
	Nabors Industries Ltd.	11,387	597
	US Silica Holdings Inc.	130,268	563
*	SEACOR Holdings Inc.	15,539	516
*	Oil States International Inc.	108,216	480
*	Dorian LPG Ltd.	43,637	477
*	Matrix Service Co.	46,864	449
*	REX American Resources Corp.	4,966	390
	QEP Resources Inc.	228,388	368
*	RPC Inc.	101,675	315
*,1	Callon Petroleum Co.	32,756	311
*	CONSOL Energy Inc.	45,823	242
*	Laredo Petroleum Inc.	15,799	187
*	Exterran Corp.	43,517	185
			34,129
Financials (22.1%)
*	Green Dot Corp. Class A	94,149	5,043
	Pacific Premier Bancorp Inc.	166,423	4,796
	Old National Bancorp	291,218	4,610
	Assured Guaranty Ltd.	147,341	4,439
	American Equity Investment Life Holding Co.	162,194	4,262
	Columbia Banking System Inc.	126,333	3,993
	Simmons First National Corp. Class A	192,293	3,750
	BankUnited Inc.	128,758	3,671
	First Hawaiian Inc.	151,212	3,315
	Cadence Bancorp	222,178	3,097
	Renasant Corp.	99,102	3,059
	Horace Mann Educators Corp.	72,926	2,911
	First Midwest Bancorp Inc.	201,602	2,820
	First Financial Bancorp	172,850	2,774
	Northwest Bancshares Inc.	225,430	2,667
	Independent Bank Group Inc.	46,461	2,607
	Apollo Commercial Real Estate Finance Inc.	239,570	2,583
	Banner Corp.	62,012	2,563

		Shares	Market Value ($000)
	Community Bank System Inc.	40,602	2,527
*	Mr Cooper Group Inc.	91,043	2,427
	New York Mortgage Trust Inc.	666,227	2,342
	Ameris Bancorp	67,407	2,292
	CVB Financial Corp.	116,852	2,219
	Eagle Bancorp Inc.	56,839	2,091
	Hope Bancorp Inc.	217,358	2,061
	Capitol Federal Financial Inc.	164,830	2,031
	Provident Financial Services Inc.	129,045	2,022
	Stewart Information Services Corp.	47,139	1,974
	Waddell & Reed Financial Inc. Class A	114,936	1,892
*	Encore Capital Group Inc.	55,278	1,887
*	PRA Group Inc.	42,610	1,774
*	StoneX Group Inc. Class B	28,693	1,768
	Redwood Trust Inc.	202,730	1,754
	Southside Bancshares Inc.	55,351	1,627
	First Bancorp (XNYS)	203,909	1,619
	Great Western Bancorp Inc.	97,040	1,594
	Park National Corp.	15,762	1,594
	Employers Holdings Inc.	51,628	1,575
	S&T Bancorp Inc.	69,235	1,550
	OFG Bancorp	90,536	1,516
	ProAssurance Corp.	95,057	1,512
	Heritage Financial Corp.	63,343	1,474
	Berkshire Hills Bancorp Inc.	88,858	1,457
	Independent Bank Corp.	20,342	1,376
*	Third Point Reinsurance Ltd.	143,939	1,373
	FB Financial Corp.	42,264	1,349
	Flagstar Bancorp Inc.	37,963	1,330
	HomeStreet Inc.	40,047	1,296
	Westamerica Bancorp	21,855	1,205
*	Ambac Financial Group Inc.	80,801	1,183
	Piper Sandler Cos.	12,838	1,183
	NBT Bancorp Inc.	37,699	1,129
	United Community Banks Inc.	45,750	1,094
[1]	Invesco Mortgage Capital Inc.	319,791	1,062
	First Bancorp (XNGS)	33,731	1,058
	Allegiance Bancshares Inc.	33,153	1,050
*	Axos Financial Inc.	31,038	1,040
	Banc of California Inc.	78,099	1,039
	Boston Private Financial Holdings Inc.	144,962	1,038
*	Seacoast Banking Corp. of Florida	40,179	1,015
	AMERISAFE Inc.	17,728	970
	Capstead Mortgage Corp.	170,428	959
	Veritex Holdings Inc.	43,767	949
	Ready Capital Corp.	72,574	939
	Safety Insurance Group Inc.	13,168	938
*	World Acceptance Corp.	7,987	902
	Brookline Bancorp Inc.	78,009	887
	KKR Real Estate Finance Trust Inc.	47,948	874
*	Donnelley Financial Solutions Inc.	53,194	867
*	Customers Bancorp Inc.	51,239	865
	James River Group Holdings Ltd.	18,857	859
	WisdomTree Investments Inc.	198,730	851
	United Fire Group Inc.	38,049	832
	BancFirst Corp.	15,134	821
	ARMOUR Residential REIT Inc.	70,931	750
	City Holding Co.	11,339	745

		Shares	Market Value ($000)
	First Commonwealth Financial Corp.	76,378	739
	Brightsphere Investment Group Inc.	41,516	735
	Dime Community Bancshares Inc.	50,332	727
	Universal Insurance Holdings Inc.	51,256	716
	Tompkins Financial Corp.	9,330	593
	HCI Group Inc.	10,844	566
*	Triumph Bancorp Inc.	12,036	547
	Hanmi Financial Corp.	53,952	526
	Northfield Bancorp Inc.	44,934	500
	TrustCo Bank Corp.	82,137	499
	National Bank Holdings Corp. Class A	15,030	484
*	Blucora Inc.	37,043	483
*	EZCORP Inc. Class A	91,672	467
	Central Pacific Financial Corp.	23,180	380
	Greenhill & Co. Inc.	13,745	179
	United Insurance Holdings Corp.	36,333	161
			151,669
Health Care (10.3%)
*	Merit Medical Systems Inc.	86,129	4,743
*	Covetrus Inc.	173,148	4,678
*	Integer Holdings Corp.	57,942	4,177
*	Allscripts Healthcare Solutions Inc.	287,465	3,933
	Owens & Minor Inc.	127,462	3,283
*	Magellan Health Inc.	39,731	3,141
*	Providence Service Corp.	21,563	2,928
*	Omnicell Inc.	27,909	2,926
	Ensign Group Inc.	34,771	2,499
*	AMN Healthcare Services Inc.	38,128	2,484
*	Myriad Genetics Inc.	131,782	2,311
*	HMS Holdings Corp.	70,262	2,208
*	Select Medical Holdings Corp.	90,732	2,187
*	Endo International plc	405,391	2,059
*	MEDNAX Inc.	91,944	1,858
*	Xencor Inc.	43,425	1,838
	Luminex Corp.	76,061	1,805
*	OraSure Technologies Inc.	126,233	1,515
*	Pacira BioSciences Inc.	24,126	1,462
*	Meridian Bioscience Inc.	75,613	1,429
*	Tivity Health Inc.	65,952	1,216
*	Heska Corp.	7,673	959
*	AngioDynamics Inc.	66,847	951
*	Cytokinetics Inc.	55,973	940
	Mesa Laboratories Inc.	3,334	906
*	Supernus Pharmaceuticals Inc.	40,872	871
*	NextGen Healthcare Inc.	45,033	799
*	Tabula Rasa HealthCare Inc.	22,481	775
*	Orthofix Medical Inc.	19,162	704
*	Spectrum Pharmaceuticals Inc.	149,356	704
*	Lantheus Holdings Inc.	53,208	700
*	Tactile Systems Technology Inc.	15,819	682
	Phibro Animal Health Corp. Class A	35,937	679
	Computer Programs & Systems Inc.	22,314	634
*	CryoLife Inc.	29,883	622
*	Natus Medical Inc.	27,957	585
*	Coherus Biosciences Inc.	31,054	573
*	Amphastar Pharmaceuticals Inc.	31,603	561
*	Cross Country Healthcare Inc.	61,832	538
	Invacare Corp.	60,888	519

		Shares	Market Value ($000)
*	Vanda Pharmaceuticals Inc.	41,288	504
*	Varex Imaging Corp.	27,334	456
*	Inogen Inc.	12,369	434
*	Surmodics Inc.	10,775	403
*	Lannett Co. Inc.	59,803	368
*	HealthStream Inc.	15,189	284
			70,831
Industrials (15.8%)
	Hillenbrand Inc.	131,818	4,939
*	Resideo Technologies Inc.	247,721	4,580
	ABM Industries Inc.	117,596	4,527
	Arcosa Inc.	85,267	4,424
	Matson Inc.	75,985	4,417
	Korn Ferry	99,241	3,974
	SkyWest Inc.	88,511	3,800
*	Hub Group Inc. Class A	59,115	3,229
*	Chart Industries Inc.	25,481	2,634
*	Atlas Air Worldwide Holdings Inc.	46,105	2,573
	EnPro Industries Inc.	36,183	2,562
	Kaman Corp.	48,792	2,551
*	Proto Labs Inc.	16,959	2,343
	Astec Industries Inc.	39,871	2,312
	Applied Industrial Technologies Inc.	29,366	2,303
	Moog Inc. Class A	26,986	2,088
	AZZ Inc.	46,200	2,060
	Granite Construction Inc.	82,442	2,030
*	PGT Innovations Inc.	104,005	1,937
	Greenbrier Cos. Inc.	57,682	1,925
	ArcBest Corp.	44,879	1,881
	Pitney Bowes Inc.	305,316	1,740
	AAR Corp.	58,525	1,660
	Wabash National Corp.	93,335	1,650
	Standex International Corp.	21,838	1,648
	Hawaiian Holdings Inc.	81,120	1,643
	Cubic Corp.	27,077	1,586
*	Meritor Inc.	58,655	1,548
	Matthews International Corp. Class A	55,147	1,474
	Barnes Group Inc.	31,156	1,433
*	AeroVironment Inc.	15,865	1,355
*	Echo Global Logistics Inc.	46,935	1,332
	Enerpac Tool Group Corp.	56,927	1,275
*	Harsco Corp.	72,369	1,227
	Lindsay Corp.	10,513	1,218
*	TrueBlue Inc.	63,606	1,215
	Kelly Services Inc. Class A	59,234	1,212
	Brady Corp. Class A	27,326	1,207
	Quanex Building Products Corp.	57,865	1,192
	Mueller Industries Inc.	34,089	1,117
*	Gibraltar Industries Inc.	16,588	1,086
*	NOW Inc.	192,961	1,077
*	GMS Inc.	33,918	1,059
	Deluxe Corp.	40,619	1,046
	Comfort Systems USA Inc.	19,942	1,005
	US Ecology Inc.	28,923	980
*	Aegion Corp.	54,279	931
	Heidrick & Struggles International Inc.	34,163	892
	Heartland Express Inc.	46,549	860
*	Lydall Inc.	29,976	821

		Shares	Market Value ($000)
*	MYR Group Inc.	15,662	801
	Insteel Industries Inc.	34,026	787
	National Presto Industries Inc.	9,182	781
	Encore Wire Corp.	14,952	773
	Marten Transport Ltd.	43,561	768
	Resources Connection Inc.	53,540	648
	Apogee Enterprises Inc.	23,140	607
*	DXP Enterprises Inc.	28,726	605
*	Team Inc.	54,277	473
	Titan International Inc.	87,816	441
	Viad Corp.	14,302	429
	Park Aerospace Corp.	32,799	417
	Powell Industries Inc.	15,669	405
*	Veritiv Corp.	21,721	404
*	Foundation Building Materials Inc.	18,904	364
*	Forrester Research Inc.	8,478	351
	Interface Inc.	35,763	298
			108,930
Information Technology (6.3%)
*	Sanmina Corp.	119,523	3,803
*	TTM Technologies Inc.	175,053	2,286
*	Insight Enterprises Inc.	30,309	2,167
*	MaxLinear Inc.	64,547	2,017
*	MicroStrategy Inc. Class A	5,620	1,926
	Plantronics Inc.	65,404	1,787
*	Onto Innovation Inc.	38,740	1,713
*	NETGEAR Inc.	52,750	1,678
	Kulicke & Soffa Industries Inc.	54,533	1,661
*	Unisys Corp.	111,154	1,621
	Badger Meter Inc.	19,003	1,567
*	Rambus Inc.	94,279	1,482
*	Photronics Inc.	115,718	1,341
*	Bottomline Technologies DE Inc.	28,668	1,308
*	Sykes Enterprises Inc.	33,197	1,249
	MTS Systems Corp.	33,999	1,191
	Cohu Inc.	40,606	1,153
*	ScanSource Inc.	44,776	1,124
*	ePlus Inc.	12,907	1,088
	ADTRAN Inc.	84,585	1,069
*	FARO Technologies Inc.	15,368	1,016
	CTS Corp.	26,249	800
*	Knowles Corp.	45,369	770
	Benchmark Electronics Inc.	31,588	768
*	Axcelis Technologies Inc.	28,326	764
*	SMART Global Holdings Inc.	24,347	747
	Methode Electronics Inc.	20,595	721
*	CEVA Inc.	18,040	709
*	CalAmp Corp.	60,979	556
*	Cardtronics plc Class A	21,407	520
	PC Connection Inc.	11,159	509
	Ebix Inc.	13,207	449
*	PDF Solutions Inc.	19,028	420
*	Arlo Technologies Inc.	66,850	352
*	DSP Group Inc.	20,527	345
*	Applied Optoelectronics Inc.	36,594	304
	Daktronics Inc.	64,277	290

		Shares	Market Value ($000)
	Bel Fuse Inc. Class B	18,083	265
			43,536
Materials (6.9%)
	Quaker Chemical Corp.	23,236	5,739
*	Livent Corp.	257,989	3,914
	Cleveland-Cliffs Inc.	309,869	3,412
	Boise Cascade Co.	69,135	2,990
	Trinseo SA	67,510	2,565
*	Arconic Corp.	85,625	2,356
*	Ferro Corp.	145,097	2,076
	HB Fuller Co.	39,117	2,047
*	GCP Applied Technologies Inc.	84,971	1,996
	Stepan Co.	16,905	1,964
	Warrior Met Coal Inc.	90,302	1,573
*	Allegheny Technologies Inc.	113,922	1,537
*	Kraton Corp.	56,206	1,518
	Glatfelter Corp.	78,261	1,258
	Myers Industries Inc.	63,258	1,075
*	Clearwater Paper Corp.	29,239	1,021
*	US Concrete Inc.	27,939	991
	Carpenter Technology Corp.	38,065	930
	Materion Corp.	15,780	920
*	Century Aluminum Co.	88,520	898
*	AdvanSix Inc.	49,487	879
	Hawkins Inc.	16,747	840
	Kaiser Aluminum Corp.	10,349	807
	Neenah Inc.	16,054	779
*	Rayonier Advanced Materials Inc.	111,518	721
	SunCoke Energy Inc.	145,323	654
	FutureFuel Corp.	45,301	543
	American Vanguard Corp.	21,963	333
*	TimkenSteel Corp.	65,981	311
	Tredegar Corp.	19,057	301
	Mercer International Inc.	32,726	268
	Haynes International Inc.	11,965	254
	Olympic Steel Inc.	15,892	236
			47,706
Other (0.0%)[2]
*,3	Lantheus Holdings Inc. CVR	75,410	—
Real Estate (9.3%)
	Uniti Group Inc.	342,486	3,521
	Xenia Hotels & Resorts Inc.	200,608	2,827
	DiamondRock Hospitality Co.	351,934	2,647
	Global Net Lease Inc.	157,832	2,634
	Lexington Realty Trust	248,978	2,542
*	Realogy Holdings Corp.	203,610	2,506
	Industrial Logistics Properties Trust	115,008	2,499
	Kite Realty Group Trust	148,540	2,139
	Brandywine Realty Trust	186,502	2,076
	Mack-Cali Realty Corp.	152,007	2,076
	GEO Group Inc.	214,029	2,023
	SITE Centers Corp.	196,674	1,984
	Office Properties Income Trust	85,059	1,944
	Retail Properties of America Inc. Class A	238,082	1,928
	iStar Inc.	132,527	1,869
	Diversified Healthcare Trust	419,698	1,851
	Washington REIT	75,523	1,753

			Shares	Market Value ($000)
		CareTrust REIT Inc.	86,118	1,673
		Summit Hotel Properties Inc.	186,429	1,620
		National Storage Affiliates Trust	46,955	1,596
[1]		Tanger Factory Outlet Centers Inc.	164,868	1,558
		CoreCivic Inc.	211,015	1,496
		Four Corners Property Trust Inc.	50,852	1,424
		Easterly Government Properties Inc.	61,845	1,340
		Retail Opportunity Investments Corp.	93,577	1,215
		LTC Properties Inc.	32,525	1,205
		Alexander & Baldwin Inc.	72,712	1,138
		RPT Realty	142,753	1,046
		American Assets Trust Inc.	35,247	1,011
		Acadia Realty Trust	68,488	972
		Independence Realty Trust Inc.	71,850	925
		Chatham Lodging Trust	82,924	913
		Getty Realty Corp.	29,212	829
		Franklin Street Properties Corp.	170,787	792
*		Marcus & Millichap Inc.	20,810	746
		Armada Hoffler Properties Inc.	57,360	609
		Whitestone REIT	70,331	529
		Hersha Hospitality Trust	64,525	523
		NexPoint Residential Trust Inc.	9,641	427
		Investors Real Estate Trust	4,965	345
		Saul Centers Inc.	9,656	301
		RE/MAX Holdings Inc. Class A	9,234	289
		Urstadt Biddle Properties Inc. Class A	19,440	273
				63,614
Utilities (1.4%)
		Avista Corp.	119,802	4,495
		California Water Service Group	28,762	1,423
		South Jersey Industries Inc.	60,312	1,389
		Northwest Natural Holding Co.	26,937	1,291
		Chesapeake Utilities Corp.	10,473	1,089
				9,687
Total Common Stocks (Cost $665,574)				687,564
		Coupon
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund	0.109%	95,169	9,517

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.113%	2/16/21	35	35
Total Temporary Cash Investments (Cost $9,549)				9,552
Total Investments (101.3%) (Cost $675,123)				697,116
Other Assets and Liabilities—Net (-1.3%)				(9,149)
Net Assets (100%)				687,967
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,067,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $8,934,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	5	455	(6)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	687,564	—	—	687,564
Temporary Cash Investments	9,517	35	—	9,552
Total	697,081	35	—	697,116

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	20	—	—	20
1	Represents variation margin on the last day of the reporting period.